Share Capital and Warrants - First Preferred Shares (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amount
Preferred Shares Redeemed	$ (87)
Preferred Shares
Number of Common Shares
Outstanding, beginning of year (in shares)	36	36
Preferred shares redeemed (in shares)	(10)	0
Outstanding, end of year (in shares)	26	36
Amount
Outstanding, Beginning of Year	$ 519	$ 519
Preferred Shares Redeemed	(163)	0
Outstanding, End of Year	$ 356	$ 519